SEGMENT AND RELATED INFORMATION (DETAILS 3) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Jan. 03, 2014		Sep. 27, 2013	Jun. 28, 2013	Mar. 29, 2013	Dec. 28, 2012		Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Jan. 03, 2014		Dec. 28, 2012		Dec. 30, 2011
Revenues from external customers and long-lived assets [Line Items]
Revenues	$ 2,660.7		$ 2,735.5	$ 2,792.0	$ 2,802.5	$ 2,972.7		$ 2,947.6	$ 2,690.7	$ 2,361.5	$ 10,990.7		$ 10,972.5		$ 9,545.0
Property and equipment, net	608.1	[1],[2]				687.5	[1],[2]				608.1	[1],[2]	687.5	[1],[2]
Eliminations [Member]
Revenues from external customers and long-lived assets [Line Items]
Revenues											(27.3)		(27.7)		(30.3)
United States [Member]
Revenues from external customers and long-lived assets [Line Items]
Property and equipment, net	313.6	[2]				320.4	[2]				313.6	[2]	320.4	[2]
United States [Member] | Operating Segments [Member]
Revenues from external customers and long-lived assets [Line Items]
Revenues											8,136.7		8,640.2		8,329.7
International [Member]
Revenues from external customers and long-lived assets [Line Items]
Property and equipment, net	294.5	[2]				367.1	[2]				294.5	[2]	367.1	[2]
Canada
Revenues from external customers and long-lived assets [Line Items]
Property and equipment, net	249.9	[2]				313.2	[2]				249.9	[2]	313.2	[2]
Canada | Operating Segments [Member]
Revenues from external customers and long-lived assets [Line Items]
Revenues											1,879.5	[3]	1,304.0	[3]	180.3	[3]
Other countries [Member]
Revenues from external customers and long-lived assets [Line Items]
Property and equipment, net	44.6	[2]				53.9	[2]				44.6	[2]	53.9	[2]
Other countries [Member] | Operating Segments [Member]
Revenues from external customers and long-lived assets [Line Items]
Revenues											$ 1,001.8		$ 1,056.0		$ 1,065.3

[1]	The unamortized computer software costs were $76.0 million and $71.1 million, respectively, as of January 3, 2014 and December 28, 2012.
[2]	Property and equipment, net is categorized by the location of incorporation of the legal entities.
[3]	Revenues from Canada exceeded 10% of our consolidated revenues for the years ended January 3, 2014 and December 28, 2012 due to our acquisition of Flint in fiscal year 2012.